Basis of Preparation of the Financial Statements (Schedule of Changes in Consolidated Financial Statements) (Details) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
2017 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease (Increase) in depreciation expenses	₪ 19
2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease (Increase) in depreciation expenses	33
2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease (Increase) in depreciation expenses	17
2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease (Increase) in depreciation expenses	5
2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease (Increase) in depreciation expenses	6
Subsequently [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease (Increase) in depreciation expenses	₪ (80)